Basis of Presentation - Additional Information (Details)		9 Months Ended	12 Months Ended
	Jun. 10, 2022 shares	Jan. 31, 2023 $ / shares	Apr. 30, 2022 $ / shares	Jun. 03, 2022 $ / shares	Apr. 30, 2021 $ / shares
Accounting Policies [Abstract]
Reverse stock split, conversion ratio	0.033		0.033
Reverse stock split, description		1-for-33 reverse stock split	1-for-33 reverse stock split
Pre-reverse split common stock issued	33
Pre-reverse split common stock outstanding	33
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001